Incentive Stock Plan (Details) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Nov. 30, 2023	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Feb. 06, 2023	Oct. 07, 2022	Oct. 06, 2022
Share-Based Payment Arrangement, Option [Member]
Incentive Stock Plan (Details) [Line Items]
Stock-based compensation related to options totaled (in Dollars)				$ 190,796	$ 444,383
The 2021 Incentive Stock Plan [Member]
Incentive Stock Plan (Details) [Line Items]
Numbers of issuable shares						612,500	312,500	187,500
Options		15,000		0	78,750
Options to purchase shares		128,875		144,125
Options to purchase shares remained unvested		3,750
Incur expenses for unvested options totaling (in Dollars)		$ 12,800
The 2021 Incentive Stock Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Incentive Stock Plan (Details) [Line Items]
Risk-free interest rate (as a percent)					3.73%
Risk-free interest rate (as a percent)					4.44%
Volatility (as a percent)					130.00%
Volatility (as a percent)					140.00%
Expected term		10 years			10 years
Risk-free interest rate		4.43%
Expected volatility rate		153.00%
Exercise price (in Dollars per share)		$ 3.46
The 2021 Incentive Stock Plan [Member] | Restricted Stock [Member]
Incentive Stock Plan (Details) [Line Items]
Shares of restricted common stock	11,858	46,787	10,000	23,130	342,374
Restricted common stock value granted (in Dollars)	$ 30,000	$ 161,430	$ 29,000	$ 92,850	$ 856,384